Commitments and Contingencies - Contractual Obligations (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Lease commitments
2017	$ 31,998
2018	(11,041)
2019	(14,460)
2020	(14,352)
2021	(14,202)
2022 and thereafter	(110,167)
Total	(132,224)
Future, minimum, non-cancellable charter revenue (1)
Lease commitments
2017	45,345
2018	816
2019	0
2020	0
2021	0
2022 and thereafter	0
Total	46,161
Future, minimum non-cancellable lease payment under vessel operating leases (2)
Lease commitments
2017	(2,334)
2018	0
2019	0
2020	0
2021	0
2022 and thereafter	0
Total	(2,334)
Office rent
Lease commitments
2017	(249)
2018	(248)
2019	(245)
2020	(241)
2021	(201)
2022 and thereafter	(213)
Total	(1,397)
Bareboat capital leases - upfront hire & handling fees (3)
Lease commitments
2017	(5,800)
2018	0
2019	0
2020	0
2021	0
2022 and thereafter	0
Total	(5,800)
Bareboat commitments charter hire (4)
Lease commitments
2017	(4,964)
2018	(11,609)
2019	(14,215)
2020	(14,111)
2021	(14,001)
2022 and thereafter	(109,954)
Total	$ (168,854)